Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
U.K. R&D tax credit	$ 17,659	$ 9,558
Prepaid research and development	700	1,074
Prepaid insurance	1,528	690
VAT recoverable	693	793
Other current assets	2,126	1,979
Total	$ 22,706	$ 14,094